Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset)
Other Investments	kr 48	kr 44	kr 33
Properties	29	26	23
Plan assets	180	201	195
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	39	57	53
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	4	4	4
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	29	34	41
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	9	12	18
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 22	kr 24	kr 23